Description of Organization and Summary of Significant Accounting Policies - Income Taxes and Recent Accounting Pronouncements (Details) - USD ($)	Mar. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets			$ 449	$ 55,525
Accumulated deficit	$ (9,317,701)		(9,216,019)	(4,150,511)
Angel Studios, Inc. CIK: 0001671941
Deferred tax assets	0		0	4,000,319
Accumulated deficit	$ (121,325,641)		$ (99,870,749)	$ (10,073,191)
Angel Studios, Inc. CIK: 0001671941 | Minimum [Member]
Renewal term			1 year
Angel Studios, Inc. CIK: 0001671941 | Maximum [Member]
Renewal term			5 years
Angel Studios, Inc. CIK: 0001671941 | Cumulative effect adjustments
Accumulated deficit		$ (83,908,731)
Angel Studios, Inc. CIK: 0001671941 | Cumulative effect adjustments | Accounting standards update 2023-08
Accumulated deficit			$ 16,000,000